Consolidated Statement of Cash Flows - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018
Cash flows from operating activities
Profit/(loss) for the period		$ (19,030)	$ (51,602)	[1]
Adjustments for:		206,157	84,292	[1]
Depreciation of tangible assets (Note 12)		168,509	112,926	[1]
Depreciation of intangible assets		32	51	[1]
Provisions		283	(3)	[1]
Tax (benefits)/expenses		(2,002)	(141)	[1]
Share of profit of equity-accounted investees, net of tax (Note 23)		(7,660)	(8,420)	[1]
Net finance expense (Note 11)		47,376	26,793	[1]
(Gain)/loss on disposal of assets (Note 12)		(381)	(10,175)	[1]
Equity-settled share-based payment transactions		0	37	[1]
Amortization of deferred capital gain		0	(496)	[1]
Gain on bargain purchase		0	(36,280)	[1]
Changes in working capital requirements		(68,253)	(23,136)	[1]
Change in cash guarantees		(6)	31	[1]
Change in stocks (Note 20)		(146,181)	0	[1]
Change in trade receivables (Note 21)		1,249	(325)	[1]
Change in accrued income (Note 21)		2,174	(2,796)	[1]
Change in deferred charges (Note 21)		23,386	(13,186)	[1]
Change in other receivables (Note 21)		39,461	(3,760)	[1]
Change in trade payables (Note 16)		14,320	(838)	[1]
Change in accrued payroll (Note 16)		(3,281)	(13,037)	[1]
Change in accrued expenses (Note 16)		(5,438)	13,380	[1]
Change in deferred income (Note 16)		7,131	(5,109)	[1]
Change in other payables		(929)	2,185	[1]
Change in provisions for employee benefits		(139)	319	[1]
Income taxes paid during the period		197	18	[1]
Interest paid		(46,493)	(21,394)	[1]
Interest received		3,606	547	[1]
Dividends received from equity-accounted investees (Note 23)		9,350	0	[1]
Net cash from (used in) operating activities		85,534	(11,275)	[1]
Net cash from (used in) investing activities
Acquisition of vessels and vessels under construction (Note 12)		(3,849)	(147,426)	[1]
Proceeds from the sale of vessels (Note 12)		48,615	10,175	[1]
Acquisition of other tangible assets (Note 12)		(571)	(272)	[1]
Acquisition of intangible assets		0	(1)	[1]
Proceeds from the sale of other (in)tangible assets (Note 12)		13	0	[1]
Loans from (to) related parties (Note 23)		2,450	118,700	[1]
Net cash received from business combinations		0	126,288	[1]
Proceeds from sale of subsidiaries		0	120,025	[1]
Lease payments received from finance leases		617	0	[1]
Net cash from (used in) investing activities		47,275	227,489	[1]
Net cash from (used in) financing activities
(Purchase of) Proceeds from sale of treasury shares (Note 13)		(19,610)	0	[1]
Proceeds from new borrowings (Note 15)		368,697	480,056	[1]
Repayment of borrowings (Note 15)		(420,866)	(621,890)	[1]
Repayment of lease liabilities (Note 15)		(17,043)	0	[1]
Transaction costs related to issue of loans and borrowings (Note 15)		(181)	(1,649)	[1]
Dividends paid (Note 13)		(13,016)	(9,501)	[1]
Net cash from (used in) financing activities		(102,019)	(152,984)	[1]
Net increase (decrease) in cash and cash equivalents		30,790	63,230	[1]
Net cash and cash equivalents at the beginning of the period	[1]	173,133	143,648
Effect of changes in exchange rates		(287)	(599)	[1]
Net cash and cash equivalents at the end of the period		203,636	206,279	[1]
Net cash and cash equivalents at the end of the period, of which restricted cash (Note 24)		$ 0	$ 96,689	[1]

[1]	The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated.